Document and Entity Information	Sep. 25, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001713407
Document Type	8-K
Document Period End Date	Sep. 25, 2024
Entity Registrant Name	BROOKFIELD REAL ESTATE INCOME TRUST INC.
Entity Incorporation State Country Code	MD
Entity File Number	000-56428
Entity Tax Identification Number	82-2365593
Entity Address, Address Line One	250 Vesey Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
City Area Code	(212)
Local Phone Number	417-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false